Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Non-accrual Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans	$ 1,939	$ 9
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	0	0
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	0	9
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	1,708	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	134	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	0	0
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	0	0
Commercial Portfolio Segment [Member]
Loans	97	0
Consumer Portfolio Segment [Member]
Loans	$ 0	$ 0